Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2021
Assets pledged and collateral	Assets pledged
end of	2021	2020	[1]
CHF million
Total assets pledged or assigned as collateral	88,721	141,826
of which encumbered	39,105	80,428
1 Prior period has been revised.

Fair value of collateral received with the right to sell or repledge
Collateral
end of	2021	2020	[1]
CHF million
Fair value of collateral received with the right to sell or repledge	289,898	414,268
of which sold or repledged	144,747	215,601
1 Prior period has been revised.

Schedule of Other Assets Pledged and Collateral
Other information
end of	2021	2020
CHF million
Swiss National Bank required minimum liquidity reserves	2,246	2,092
Other restricted cash, securities and receivables [1]	3,868	4,089	[2]
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet.

2 Prior period has been revised.

Bank
Assets pledged and collateral	Assets pledged
end of	2021	2020	[1]
CHF million
Total assets pledged or assigned as collateral	88,721	141,826
of which encumbered	39,105	80,428
1 Prior period has been revised.

Fair value of collateral received with the right to sell or repledge
Collateral
end of	2021	2020	[1]
CHF million
Fair value of collateral received with the right to sell or repledge	289,898	414,268
of which sold or repledged	144,747	215,601
1 Prior period has been revised.

Schedule of Other Assets Pledged and Collateral
Other information
end of	2021	2020
CHF million
Swiss National Bank required minimum liquidity reserves	2,246	2,092
Other restricted cash, securities and receivables [1]	3,423	3,465	[2]
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet.

2 Prior period has been revised.